Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenue	$ 1,289.0	$ 1,053.0
Staff costs: Share-based compensation cost (equity settled)	(343.0)	(241.0)
Operating income (loss)	91.0	114.0
Income (loss) from equity investments, net	128.0	4.0
Interest income, net	31.0	27.0
Other non-operating income (loss), net	3.0	1.0
Income (loss) before income taxes	253.0	146.0
Income tax benefit (expense)	17.0	(16.0)
Net income (loss)	270.0	130.0
Reportable Segment
Segment Reporting [Line Items]
Total revenue	1,289.0	1,053.0
Staff costs: Salaries, bonuses and benefits	(449.0)	(389.0)
Staff costs: Share-based compensation cost (equity settled)	(343.0)	(241.0)
Staff costs: Employer taxes related to share-based compensation	(98.0)	(58.0)
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expenses), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(233.0)	(192.0)
Amortization	(27.0)	(24.0)
Depreciation	(48.0)	(36.0)
Other non-staff costs	0.0	1.0
Operating income (loss)	$ 91.0	$ 114.0
Operating margin	7.00%	11.00%
Income (loss) from equity investments, net	$ 128.0	$ 4.0
Interest income, net	31.0	27.0
Other non-operating income (loss), net	3.0	1.0
Income (loss) before income taxes	253.0	146.0
Income tax benefit (expense)	17.0	(16.0)
Net income (loss)	270.0	130.0
License and Other Revenue
Segment Reporting [Line Items]
Total revenue	574.0	468.0
License and Other Revenue | Reportable Segment
Segment Reporting [Line Items]
Total revenue	574.0	468.0
Royalty Revenue
Segment Reporting [Line Items]
Total revenue	715.0	585.0
Royalty Revenue | Reportable Segment
Segment Reporting [Line Items]
Total revenue	$ 715.0	$ 585.0